Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Assets:
Cash and deposits with banks	¥ 73,090,816	¥ 62,471,453
Call loans and bills bought	2,553,468	898,256
Reverse repurchase agreements and cash collateral on securities borrowed	11,738,072	13,745,996
Trading assets	3,140,736	2,785,016
Derivative financial instruments	5,521,617	6,279,801
Financial assets at fair value through profit or loss	1,744,848	1,478,356
Investment securities	31,051,461	21,864,386
Loans and advances	97,714,938	94,671,818
Investments in associates and joint ventures	886,685	826,736
Property, plant and equipment	1,754,661	1,764,611
Intangible assets	819,720	835,477
Other assets	4,945,631	4,272,630
Current tax assets	33,376	161,729
Deferred tax assets	28,958	102,198
Total assets	235,024,987	212,158,463
Liabilities:
Deposits	155,493,654	138,431,418
Call money and bills sold	1,368,515	3,740,540
Repurchase agreements and cash collateral on securities lent	18,509,906	15,455,782
Trading liabilities	2,080,826	2,018,484
Derivative financial instruments	4,949,433	5,555,201
Financial liabilities designated at fair value through profit or loss	239,519	0
Borrowings	19,423,355	17,121,362
Debt securities in issue	11,228,600	10,985,048
Provisions	224,274	200,053
Other liabilities	8,777,502	7,601,355
Current tax liabilities	53,718	48,159
Deferred tax liabilities	399,535	66,183
Total liabilities	222,748,837	201,223,585
Equity:
Capital stock	2,341,274	2,339,965
Capital surplus	722,595	728,551
Retained earnings	6,078,208	5,609,854
Treasury stock	(13,699)	(13,984)
Equity excluding other reserves	9,128,378	8,664,386
Other reserves	2,430,857	1,525,720
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	11,559,235	10,190,106
Non-controlling interests	68,379	60,296
Equity attributable to other equity instruments holders	648,536	684,476
Total equity	12,276,150	10,934,878
Total equity and liabilities	¥ 235,024,987	¥ 212,158,463